Related parties - Additional information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Borrowings	$ 64,632	$ 86,713
Trade receivables
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 10,118	$ 12,012